Property, Plant and Equipment - Reconciliation of lease liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
Balance at beginning of year	$ 11,380	$ 11,675
Change from financing activities:
Payment of lease liabilities	(5,032)	(4,830)
Total change from financing activities	(5,032)	(4,830)
Other changes:
New lease	1,758	4,267
Interest expense	216	167
Interest paid	(216)	(167)
Lease modifications	(1,624)	(75)
Effect of exchange rate changes	678	343
Total liability-related other changes	812	4,535
Balance at end of year	$ 7,160	$ 11,380